Other non-current financial assets	12 Months Ended
Mar. 31, 2026
Categories Of Noncurrent Financial Assets [Abstract]
Other non-current financial assets

12.    Other non-current financial assets

	March 31, 2026	March 31, 2025
Security deposits (Refer note (i) below)	683	643
Interest accrued on investments	110	98
Bank Deposits (Refer note (ii) below)	2,019	1,652
	2,812	2,393

Note:	March 31, 2026	March 31, 2025
(i) We have fair valued the Security Deposit as per IFRS 9 which are more than ₹ 5
Includes amount due from related parties (Refer note D(36))
Radhika Vegesna	6	6
Village Inns India Private Limited*	0	0
Raju Vegesna Infotech and Industries Private Limited	1	1
	7	7

* amount below the rounding off norm adopted by the Group.

(ii) Lien Marked towards	March 31, 2026	March 31, 2025
Tax litigation purposes	0	0
Security Deposit-Staff Selection Commission	0	0
VBD related transaction (OD against FD)	0	0
Non-fund based limits	101	-
New current account	0	-
New Okhla Industrial Development Authority (NOIDA) for restoration of Industrial Plot	190	206
towards borrowings, bank guarantees and letter of credit	1,728	1,446
	2,019	1,652

Note: 0 represents amount below the rounding off norm adopted by the Group.